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                                                              File Nos. 2-32773
                                                                      811-01835
   As Filed with the Securities and Exchange Commission on February 7, 2013

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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-1A
                            REGISTRATION STATEMENT
                                     UNDER
                         THE SECURITIES ACT OF 1933     [X]
                        Pre-Effective Amendment No.     [_]
                       Post-Effective Amendment No. 76  [X]
                                    and/or
                            REGISTRATION STATEMENT
                                     UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [X]
                              Amendment No. 59           [X]
                       (Check appropriate box or boxes)

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                              PIONEER VALUE FUND
              (Exact Name of Registrant as Specified in Charter)

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                 60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (617) 742-7825

            Terrence J. Cullen, Pioneer Investment Management, Inc.
                 60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

                               -----------------

It is proposed that this filing will become effective (check appropriate box):

[X]immediately upon filing pursuant to paragraph (b)
[_]on [date] pursuant to paragraph (b)
[_]60 days after filing pursuant to paragraph (a)(1)
[_]on [date] pursuant to paragraph (a)(1)
[_]75 days after filing pursuant to paragraph (a)(2)
[_]on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has has duly caused this Post-Effective Amendment No. 76 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 7th day of February, 2013.

                                                  PIONEER VALUE FUND

                                             By:  /s/ Daniel K. Kingsbury
                                                  -----------------------------
                                                  Daniel K. Kingsbury
                                                  Executive Vice President

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on February 7, 2013:

 Signature                                 Title

 John F. Cogan, Jr.*                       President, Principal Executive
 John F. Cogan, Jr.                        Officer) and Trustee

 Mark E. Bradley*                          Treasurer (Principal Financial and
 Mark E. Bradley                           Accounting Officer)

 David R. Bock*                            Trustee
 David R. Bock

 Benjamin M. Friedman*                     Trustee
 Benjamin M. Friedman

 Margaret B. W. Graham*                    Trustee
 Margaret B. W. Graham

 /s/ Daniel K. Kingsbury                   Executive Vice President and
     Daniel K. Kingsbury                   Trustee

 Thomas J. Perna*                          Chairman of the Board and Trustee
 Thomas J. Perna

 Marguerite A. Piret*                      Trustee
 Marguerite A. Piret

 Stephen K. West*                          Trustee
 Stephen K. West

 *By:  /s/ Daniel K. Kingsbury             Dated: February 7, 2013
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       Daniel K. Kingsbury
       Attorney-in-Fact

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                                 EXHIBIT INDEX

Exhibit No. Description

EX-101.INS  XBRL Instance Document

EX-101.SCH  XBRL Taxonomy Extension Schema Document

EX-101.CAL  XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF  XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB  XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE  XBRL Taxonomy Extension Presentation Linkbase